CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital risk management [Abstract]
Equity	$ 959.3	$ 2,139.5
Long-term debt	780.5	1,007.7
Gross Capital	1,739.8	3,147.2
Cash and cash equivalents	(103.7)	(216.2)	$ (185.9)
Total	$ 1,636.1	$ 2,931.0